Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiary of limited liability company or limited partnership
As at the date of this report, the Company had direct and indirect interests in its subsidiaries, all of which are private limited liability companies, the particulars of which are set out below:

Name of subsidiaries	Date of incorporation	Place of incorporation	Equity interest held	Principal activities

Intchains Global Limited	October 29, 2021	The BVI	100%	Investment Holding

Intchains Pte. Ltd.	November 17, 2021	Singapore	100%	International Trading business

Intchains Investment (BVI) Limited	July 1, 2021	The BVI	100%	Investment Holding

Intchains Technology (Hongkong) Limited	July 16, 2021	Hong Kong	100%	Investment Holding and Trading business

Jerryken Intelligent Technology (Shanghai) Co., Ltd.	September 28, 2021	Shanghai, China	100%	Assembly of mining products and spare parts

Shanghai Intchains Technology Co., Ltd.	December 13, 2017	Shanghai, China	100%	Research and development of mining products and WEB3 applications

Shanghai Lianfa Information Technology Co., Ltd.	September 9, 2021	Shanghai, China	100%	Research and development of mining products and WEB3 applications

Shanghai Xinbaiwei Smart Technology Co., Ltd.	October 22, 2021	Shanghai, China	100%	Trading business

Intchains Capital Limited	May 17, 2023	Cayman Islands	100%	Investment Holding

Shanghai Dongyuanwei Information Technology Co., Ltd.	May 28, 2024	Shanghai, China	100%	Research and development of mining products and WEB3 applications

Intchains (Malaysia) Sdn. Bhd.	May 31, 2024	Malaysia	100%	Maintenance Service

InnoMech Ops Corporation	December 5, 2024	United States	100%	Mining business

Intchains Digital Corporation	December 10, 2024	United States	100%	Mining business